Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	Nov. 30, 2022	Nov. 30, 2021	Jul. 21, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,230	$ 8,409		$ 8,116	$ 9,522	$ 9,475
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,328,804	1,909,625		1,838,402	2,151,472		$ 1,958,886	$ 1,483,636	$ 1,301,596	$ 1,326,281	$ 1,033,862	$ 996,642	$ 1,000,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,022	9,058	$ 9,475
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,272,517	957,000	1,000,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 12,666	10,043		8,966	10,145	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 2,429,173	1,926,123		$ 1,719,554	$ 1,945,654		$ 1,631,301	$ 1,418,412	$ 1,247,752	$ 1,260,094	$ 1,010,980	$ 975,102	$ 1,000,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 12,395	9,085	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 1,239,461	$ 908,473	$ 1,000,000